Shareholder Report, Holdings (Details)	May 31, 2026
Capital Group U.S. Large Growth ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Capital Group U.S. Large Growth ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.22%
Capital Group U.S. Large Growth ETF | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.75%
Capital Group U.S. Large Growth ETF | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.42%
Capital Group U.S. Large Growth ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.08%
Capital Group U.S. Large Growth ETF | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.03%
Capital Group U.S. Large Growth ETF | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Capital Group U.S. Large Value ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.83%
Capital Group U.S. Large Value ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.89%
Capital Group U.S. Large Value ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.93%
Capital Group U.S. Large Value ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.38%
Capital Group U.S. Large Value ETF | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.12%
Capital Group U.S. Large Value ETF | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.31%
Capital Group U.S. Large Value ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.15%
Capital Group U.S. Large Value ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.05%
Capital Group U.S. Large Value ETF | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.79%
Capital Group U.S. Large Value ETF | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%
Capital Group U.S. Small and Mid Cap ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.11%
Capital Group U.S. Small and Mid Cap ETF | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.63%
Capital Group U.S. Small and Mid Cap ETF | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Capital Group U.S. Small and Mid Cap ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.99%
Capital Group U.S. Small and Mid Cap ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.36%
Capital Group U.S. Small and Mid Cap ETF | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Capital Group U.S. Small and Mid Cap ETF | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%